UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Institutional
Short-Intermediate Government Fund

February 28, 2010

1.814090.105

ISIG-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 89.1%
	Principal Amount	Value
Other Government Related - 13.6%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	$ 577,000	$ 589,189
3.125% 6/15/12 (FDIC Guaranteed) (a)	161,000	167,988
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (a)	320,000	323,205
1.75% 12/28/12 (FDIC Guaranteed) (a)	2,000,000	2,009,362
1.875% 5/7/12 (FDIC Guaranteed) (a)	12,500,000	12,690,238
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (a)	4,250,000	4,287,256
1.875% 11/15/12 (FDIC Guaranteed) (a)	1,600,000	1,615,002
2% 3/30/12 (FDIC Guaranteed) (a)	5,000,000	5,095,245
2.125% 7/12/12 (FDIC Guaranteed) (a)	934,000	952,612
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (a)	12,000,000	12,156,852
2% 9/28/12 (FDIC Guaranteed) (a)	4,000,000	4,057,368
2.625% 12/28/12 (FDIC Guaranteed) (a)	1,702,000	1,752,323
3% 12/9/11 (FDIC Guaranteed) (a)	420,000	435,661
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	6,000,000	6,037,512
Goldman Sachs Group, Inc.:
1.625% 7/15/11 (FDIC Guaranteed) (a)	879,000	889,295
3.25% 6/15/12 (FDIC Guaranteed) (a)	162,000	169,561
JPMorgan Chase & Co.:
2.125% 12/26/12 (FDIC Guaranteed) (a)	7,000,000	7,117,124
3.125% 12/1/11 (FDIC Guaranteed) (a)	70,000	72,744
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (a)	11,696,000	12,179,723
TOTAL OTHER GOVERNMENT RELATED		72,598,260
U.S. Government Agency Obligations - 15.8%
Fannie Mae:
1.75% 2/22/13	10,460,000	10,519,538
4.75% 11/19/12	2,500,000	2,723,348
Federal Home Loan Bank:
1.5% 1/16/13	16,630,000	16,623,681
3.625% 10/18/13	13,230,000	14,025,189
Freddie Mac:
1.375% 1/9/13	12,019,000	12,003,243
1.75% 6/15/12	25,838,000	26,237,688
4.875% 11/15/13	250,000	276,649
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	$ 1,333,460	$ 1,398,263
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	490,385	521,647
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		84,329,246
U.S. Treasury Obligations - 59.7%
U.S. Treasury Notes:
0.75% 11/30/11	371,000	371,464
0.875% 2/28/11	6,486,000	6,519,442
0.875% 3/31/11	28,180,000	28,330,819
0.875% 1/31/12	17,757,000	17,789,602
0.875% 2/29/12	12,000,000	12,014,040
1% 12/31/11	3,781,000	3,799,168
1.375% 2/15/12	7,286,000	7,367,399
1.375% 4/15/12	18,350,000	18,540,675
1.375% 1/15/13	29,305,000	29,369,117
1.375% 2/15/13	24,366,000	24,388,855
1.5% 12/31/13	1,403,000	1,388,970
1.875% 4/30/14	20,188,000	20,139,105
2.25% 1/31/15	16,588,000	16,572,440
2.375% 8/31/14	11,687,000	11,839,480
2.375% 9/30/14	4,750,000	4,803,067
2.375% 10/31/14	5,575,000	5,629,011
2.375% 2/28/15	6,442,000	6,462,163
2.625% 6/30/14	2,353,000	2,412,929
2.625% 7/31/14	7,703,000	7,892,563
2.625% 12/31/14	2,289,000	2,330,488
2.625% 4/30/16	2,073,000	2,053,404
2.75% 10/31/13	23,725,000	24,620,239
3.125% 8/31/13	20,667,000	21,742,325
3.125% 9/30/13	3,970,000	4,174,701
3.375% 6/30/13	10,561,000	11,203,732
4.625% 7/31/12	508,000	551,855
4.75% 3/31/11	20,000,000	20,944,540
4.75% 5/31/12	4,500,000	4,882,500
TOTAL U.S. TREASURY OBLIGATIONS		318,134,093
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $469,159,586)		475,061,599
U.S. Government Agency - Mortgage Securities - 6.1%
	Principal Amount	Value
Fannie Mae - 4.6%
2.22% 4/1/36 (b)	$ 300,955	$ 307,542
2.276% 4/1/36 (b)	57,470	58,847
2.32% 4/1/33 (b)	258,249	263,732
2.439% 10/1/33 (b)	21,089	21,575
2.494% 7/1/35 (b)	11,698	11,961
2.571% 12/1/34 (b)	38,582	39,403
2.593% 2/1/33 (b)	23,967	24,487
2.727% 11/1/33 (b)	55,786	58,099
2.787% 8/1/35 (b)	581,425	604,135
2.799% 10/1/33 (b)	23,025	23,943
2.976% 7/1/36 (b)	94,817	98,150
3.013% 3/1/35 (b)	4,069	4,174
3.047% 7/1/35 (b)	641,224	664,032
3.124% 10/1/35 (b)	41,284	42,397
3.173% 3/1/35 (b)	14,206	14,625
3.265% 9/1/34 (b)	202,939	209,283
3.302% 12/1/32 (b)	69,714	72,167
3.358% 7/1/34 (b)	14,148	14,584
3.38% 7/1/35 (b)	107,557	111,144
3.419% 1/1/35 (b)	103,464	106,764
3.435% 10/1/35 (b)	448,590	463,357
3.518% 4/1/35 (b)	281,549	292,534
3.546% 2/1/40 (b)	4,275,000	4,401,502
3.569% 7/1/35 (b)	299,609	306,888
3.615% 3/1/33 (b)	57,625	59,680
3.67% 5/1/34 (b)	205,562	212,220
3.682% 2/1/34 (b)	6,345	6,580
3.704% 11/1/36 (b)	146,521	151,849
3.727% 11/1/36 (b)	143,537	149,219
3.739% 3/1/34 (b)	136,967	141,096
3.803% 2/1/35 (b)	1,066,044	1,103,672
3.843% 4/1/36 (b)	169,425	177,949
3.9% 9/1/36 (b)	164,520	170,940
4% 9/1/13	110,345	113,441
4.06% 3/1/35 (b)	18,446	18,874
4.06% 7/1/35 (b)	28,233	29,292
4.075% 2/1/36 (b)	326,121	339,086
4.17% 7/1/35 (b)	432,650	448,240
4.205% 8/1/35 (b)	322,535	338,763
4.226% 6/1/47 (b)	74,445	77,448
4.288% 6/1/36 (b)	24,088	24,946
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.315% 2/1/37 (b)	$ 382,298	$ 397,220
4.372% 10/1/37 (b)	191,915	199,563
4.43% 3/1/35 (b)	48,324	49,878
4.507% 11/1/35 (b)	492,674	508,492
4.53% 9/1/35 (b)	163,131	169,481
4.717% 11/1/35 (b)	160,848	167,541
4.773% 7/1/35 (b)	132,993	137,693
4.784% 2/1/37 (b)	611,662	637,928
4.793% 2/1/36 (b)	371,710	384,601
4.974% 10/1/35 (b)	165,392	170,789
5% 2/1/16	17,188	18,215
5.008% 2/1/34 (b)	179,424	188,258
5.155% 7/1/35 (b)	154,846	158,607
5.185% 6/1/35 (b)	5,406,679	5,560,931
5.5% 4/1/16	68,257	70,785
5.556% 2/1/36 (b)	69,616	72,081
5.588% 4/1/36 (b)	370,893	389,554
5.869% 5/1/36 (b)	86,591	90,948
5.997% 4/1/36 (b)	1,262,073	1,323,419
6% 5/1/12 to 10/1/16	63,083	67,371
6.213% 3/1/37 (b)	58,238	61,405
6.5% 6/1/15 to 7/1/32	322,441	348,790
6.912% 12/1/32 (b)	925,409	972,113
7% 6/1/12 to 11/1/14	128,384	136,063
9% 2/1/13 to 8/1/21	85,851	95,318
9.5% 11/1/21	373	421
10.5% 8/1/20	12,661	14,992
11% 11/1/10 to 9/1/14	6,453	6,589
11.5% 11/1/15 to 7/15/19	53,635	59,806
Fannie Mae - continued
12% 4/1/15	9,902	11,517
12.5% 3/1/16	905	1,053
		24,250,042
Freddie Mac - 1.5%
2.42% 3/1/37 (b)	283,175	288,585
2.731% 4/1/34 (b)	439,526	455,276
2.769% 3/1/35 (b)	78,639	80,061
2.791% 6/1/33 (b)	123,662	127,268
2.813% 12/1/33 (b)	248,714	257,735
2.879% 11/1/35 (b)	149,050	155,156
2.996% 5/1/35 (b)	238,855	245,942
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.305% 1/1/35 (b)	$ 319,254	$ 332,604
3.391% 1/1/36 (b)	308,145	320,623
3.395% 7/1/35 (b)	131,055	135,466
3.425% 3/1/35 (b)	92,943	95,722
3.642% 10/1/35 (b)	162,085	167,785
3.92% 4/1/37 (b)	49,214	51,125
3.959% 10/1/36 (b)	153,740	160,635
3.981% 12/1/36 (b)	666,462	693,945
4.021% 6/1/35 (b)	90,015	93,484
4.176% 7/1/35 (b)	573,772	588,457
4.237% 5/1/35 (b)	167,165	172,803
4.245% 3/1/37 (b)	49,465	51,027
4.399% 3/1/33 (b)	5,257	5,522
4.786% 2/1/36 (b)	35,933	37,582
4.915% 5/1/37 (b)	59,148	61,143
5% 9/1/35	9,425	9,819
5.096% 7/1/35 (b)	101,807	105,450
5.279% 2/1/36 (b)	15,032	15,693
5.495% 1/1/36 (b)	163,407	169,596
5.521% 1/1/36 (b)	132,924	139,611
5.585% 3/1/36 (b)	601,120	631,364
5.681% 10/1/35 (b)	37,383	39,264
5.705% 5/1/37 (b)	108,223	110,266
5.723% 5/1/37 (b)	703,176	723,205
5.748% 5/1/37 (b)	396,079	406,662
5.829% 6/1/37 (b)	236,655	244,803
6.255% 7/1/36 (b)	99,152	104,544
6.493% 2/1/37 (b)	54,473	57,367
6.5% 12/1/21	270,590	293,360
6.522% 6/1/37 (b)	25,871	27,278
6.532% 8/1/37 (b)	178,529	188,237
7.5% 11/1/12	37,371	39,519
7.518% 4/1/37 (b)	11,367	11,985
9% 10/1/16 to 12/1/18	32,845	36,584
9.5% 2/1/17 to 12/1/22	56,529	63,514
10% 6/1/18 to 6/1/20	5,712	6,683
10.5% 9/1/20	129	153
11.5% 10/1/15	3,069	3,477
12% 10/1/13 to 11/1/19	10,267	11,601
12.25% 11/1/14	6,304	7,109
12.5% 8/1/10 to 6/1/19	38,549	43,767
		8,068,857
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.0%
8% 12/15/23	$ 134,245	$ 148,364
8.5% 5/15/16 to 3/15/17	32,135	35,514
10.5% 1/15/16 to 1/15/18	28,678	33,148
11% 10/20/13	1,067	1,188
		218,214
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $31,870,095)		32,537,113
Collateralized Mortgage Obligations - 2.0%

U.S. Government Agency - 2.0%
Fannie Mae floater:
Series 1994-42 Class FK, 3.16% 4/25/24 (b)	968,146	958,197
Series 2007-95 Class A1, 0.4806% 8/27/36 (b)	232,274	225,710
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2088% 8/25/31 (b)	231,148	234,192
Series 2002-49 Class FB, 0.8288% 11/18/31 (b)	347,177	347,362
Series 2002-60 Class FV, 1.2288% 4/25/32 (b)	78,166	79,344
Series 2002-74 Class FV, 0.6788% 11/25/32 (b)	948,415	946,130
Series 2002-75 Class FA, 1.2288% 11/25/32 (b)	160,121	162,536
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	415,924	446,849
Series 2002-9 Class PC, 6% 3/25/17	603,949	652,771
Series 2003-85 Class GD, 4.5% 9/25/18	395,000	418,130
Series 2005-52 Class PB, 6.5% 12/25/34	404,192	435,618
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	95,581	102,979
Series 2002-57 Class BD, 5.5% 9/25/17	98,398	106,372
Series 2004-95 Class AN, 5.5% 1/25/25	304,502	328,063
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.2306% 3/15/32 (b)	351,963	357,228
Series 2526 Class FC, 0.6306% 11/15/32 (b)	201,823	200,344
Series 2530 Class FE, 0.8306% 2/15/32 (b)	196,109	196,063
Series 2630 Class FL, 0.7306% 6/15/18 (b)	24,979	25,056
Series 2925 Class CQ, 0% 1/15/35 (b)	54,571	46,401
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	$ 99,421	$ 106,520
Series 2363 Class PF, 6% 9/15/16	130,802	140,016
Series 2376 Class JE, 5.5% 11/15/16	108,538	116,988
Series 2381 Class OG, 5.5% 11/15/16	76,495	82,763
Series 2425 Class JH, 6% 3/15/17	135,033	145,392
Series 2628 Class OE, 4.5% 6/15/18	335,000	357,546
Series 2695 Class DG, 4% 10/15/18	805,000	837,522
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	770,699	811,240
Series 2570 Class CU, 4.5% 7/15/17	44,663	46,430
Series 2572 Class HK, 4% 2/15/17	54,235	55,571
Series 2672 Class HA, 4% 9/15/16	479,610	495,543
Series 2729 Class GB, 5% 1/15/19	545,000	585,300
Series 2860 Class CP, 4% 10/15/17	37,950	38,755
Series 3013 Class VJ, 5% 1/15/14	677,797	718,147
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,458,700)		10,807,078
Cash Equivalents - 3.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Government Obligations) # (Cost $19,873,000)	$ 19,873,196	19,873,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $531,361,381)		538,278,790
NET OTHER ASSETS - (0.9)%		(4,996,457)
NET ASSETS - 100%		$ 533,282,333
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.28% with JPMorgan Chase, Inc.	April 2018	$ 2,500,000	$ (200,707)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	850,000	(154,234)
Receive semi-annually a fixed rate equal to 3.3175% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2010	9,000,000	137,544
		$ 12,350,000	$ (217,397)
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $72,598,260 or 13.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$19,873,000 due 3/01/10 at 0.12%
Bank of America, NA	$ 13,300,188
HSBC Securities (USA), Inc.	1,914,411
ING Financial Markets LLC	191,441
J.P. Morgan Securities, Inc.	1,276,274
Mizuho Securities USA, Inc.	2,871,617
RBC Capital Markets Corp.	319,069
$ 19,873,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 239,535
Total Realized Gain (Loss)	8
Total Unrealized Gain (Loss)	11,458
Cost of Purchases	-
Proceeds of Sales	(25,291)
Amortization/Accretion	-
Transfers in/out of Level 3	(225,710)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $531,395,999. Net unrealized appreciation aggregated $6,882,791, of which $7,073,615 related to appreciated investment securities and $190,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and are generally categorized as Level 2 in the hierarcy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010